Leases (Details) - Schedule of weighted average remaining lease terms and discount rates	Dec. 31, 2020
Schedule of weighted average remaining lease terms and discount rates [Abstract]
Weighted average remaining lease term (years)	7 years 3 months 3 days
Weighted average discount rate	4.45%